Stockholders' Equity (Deficit) and Mezzanine Equity - Restricted Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Wag Labs, Inc.
Weighted Average Grant Date Fair Value ($ per share)
Stock compensation expense expected to be recognized over a weighted average period	1 year 5 months 8 days
Restricted Stock
Number of Shares
Unvested at beginning (in shares)	169,283
Grants (in shares)	4,091,394
Vested (in shares)	(52,902)
Forfeited (in shares)	(13,000)
Unvested at ending (in shares)	4,194,775
Weighted Average Grant Date Fair Value ($ per share)
Unvested at beginning (in dollars per share)	$ 0.22
Grants (in dollars per share)	2.50
Vested (in dollars per share)	0.22
Forfeited (in dollars per share)	2.50
Unvested at ending (in dollars per share)	$ 2.44
Unrecognized expense related to unvested restricted stock	$ 9,800	$ 14
Stock compensation expense expected to be recognized over a weighted average period	2 years 8 months 8 days